Consolidated Statements of Changes in Equity - CLP ($) $ in Thousands		Issued Capital	Total other reserves	Reserves for exchange rate differences	Cash Flow hedge reserve	Actuarial gains or losses in employee benefits	Other reserves	Retained earnings	Equity attributable to owners of the parent	Non-Controlling interests	Total
Opening balance at Dec. 31, 2020		$ 270,737,574	$ (113,727,586)	$ (517,496,486)	$ (24,719,533)	$ (4,663,193)	$ 433,151,626	$ 654,171,126	$ 811,181,114	$ 20,379,477	$ 831,560,591
Comprehensive income
Net income								154,698,150	154,698,150	2,333,518	157,031,668
Other comprehensive (loss) income			151,016,896	75,916,398	75,323,231	(222,733)			151,016,896	879,539	151,896,435
Total comprehensive income			151,016,896	75,916,398	75,323,231	(222,733)		154,698,150	305,715,046	3,213,057	308,928,103
Dividends								(109,328,860)	(109,328,860)	(1,386,857)	(110,715,717)
Increase (decrease) from other changes	[1]							68,576,504	68,576,504	3,064,078	71,640,582
Total changes in equity			151,016,896	75,916,398	75,323,231	(222,733)		113,945,794	264,962,690	4,890,278	269,852,968
Ending balance at Dec. 31, 2021		270,737,574	37,289,310	(441,580,088)	50,603,698	(4,885,926)	433,151,626	768,116,920	1,076,143,804	25,269,755	1,101,413,559
Comprehensive income
Net income								125,497,642	125,497,642	2,961,345	128,458,987
Other comprehensive (loss) income			(169,741,867)	(53,903,278)	(112,948,199)	(2,890,390)			(169,741,867)	(310,862)	(170,052,729)
Total comprehensive income			(169,741,867)	(53,903,278)	(112,948,199)	(2,890,390)		125,497,642	(44,244,225)	2,650,483	(41,593,742)
Dividends								(274,316,049)	(274,316,049)	(1,057,730)	(275,373,779)
Increase (decrease) from other changes	[1]							97,676,614	97,676,614	1,280,000	98,956,614
Total changes in equity			(169,741,867)	(53,903,278)	(112,948,199)	(2,890,390)		(51,141,793)	(220,883,660)	2,872,753	(218,010,907)
Ending balance at Dec. 31, 2022		270,737,574	(132,452,557)	(495,483,366)	(62,344,501)	(7,776,316)	433,151,626	716,975,127	855,260,144	28,142,508	883,402,652
Comprehensive income
Net income								171,441,410	171,441,410	3,070,077	174,511,487
Other comprehensive (loss) income			(21,306,285)	(61,349,533)	38,280,115	1,763,133			(21,306,285)	140,258	(21,166,027)
Total comprehensive income			(21,306,285)	(61,349,533)	38,280,115	1,763,133		171,441,410	150,135,125	3,210,335	153,345,460
Dividends								(167,968,886)	(167,968,886)	(777,956)	(168,746,842)
Increase (decrease) from other changes	[1]							48,864,144	48,864,144	4,120,000	52,984,144
Total changes in equity			(21,306,285)	(61,349,533)	38,280,115	1,763,133		52,336,668	31,030,383	6,552,379	37,582,762
Ending balance at Dec. 31, 2023		$ 270,737,574	$ (153,758,842)	$ (556,832,899)	$ (24,064,386)	$ (6,013,183)	$ 433,151,626	$ 769,311,795	$ 886,290,527	$ 34,694,887	$ 920,985,414

[1]	Corresponds mainly to inflation effects on the equity of our Subsidiaries in Argentina (see Note 2.5.1)